VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 10.2%
Aristocrat Leisure Ltd. 65,547 $ 2,173,064
Lottery Corp. Ltd. 370,981 1,251,778
Star Entertainment Group
Ltd. * † 586,494 191,454
Tabcorp Holdings Ltd. 423,689 196,800
3,813,096
China : 5.6%
Galaxy Entertainment Group
Ltd. (HKD) 343,240 1,597,751
Melco Resorts &
Entertainment Ltd. (ADR) * 36,474 272,096
SJM Holdings Ltd. (HKD) * † 634,500 215,091
2,084,938
France : 2.3%
La Francaise des Jeux SAEM
144A 25,649 874,259
Underline
Greece : 1.8%
OPAP SA 43,454 681,812
Underline
Ireland : 8.0%
Flutter Entertainment Plc
(GBP) * 16,381 2,979,672
Underline
Italy : 1.3%
International Game
Technology Plc (USD) 23,999 491,019
Underline
Japan : 1.8%
Heiwa Corp. 13,600 175,233
Sankyo Co. Ltd. 45,195 491,529
666,762
Malaysia : 4.6%
Genting Bhd 506,100 504,822
Genting Malaysia Bhd 706,198 381,199
Number
of Shares Value
Malaysia (continued)
Genting Singapore Ltd. (SGD) 1,332,600 $ 847,525
1,733,546
Malta : 1.4%
Kindred Group Plc (SEK)
(SDR) 42,335 503,541
Underline
South Korea : 0.8%
Kangwon Land, Inc. 29,742 299,021
Underline
Sweden : 6.3%
Evolution AB 144A 22,682 2,362,916
Underline
United Kingdom : 3.0%
Entain Plc 89,826 712,292
Playtech Plc * 69,005 405,616
1,117,908
United States : 52.8%
Boyd Gaming Corp. 13,154 724,785
Caesars Entertainment,
Inc. * 35,691 1,418,360
Churchill Downs, Inc. 10,702 1,493,999
DraftKings, Inc. * 67,210 2,565,406
Gaming and Leisure
Properties, Inc. 42,666 1,928,930
Las Vegas Sands Corp. 50,203 2,221,483
Light & Wonder, Inc. * † 12,490 1,309,951
MGM Resorts International * 41,276 1,834,305
Penn Entertainment, Inc. * † 22,236 430,378
Sands China Ltd. (HKD) * 570,000 1,185,454
VICI Properties, Inc. 105,323 3,016,451
Wynn Resorts Ltd. 18,175 1,626,663
19,756,165
Total Common Stocks
(Cost: $48,449,033) 37,364,655
Total Investments: 99.9%
(Cost: $48,449,033) 37,364,655
Other assets less liabilities: 0.1% 54,441
NET ASSETS: 100.0% $ 37,419,096
Definitions:
ADR American Depositary Receipt
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depositary Receipt
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,827,441.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,237,175, or 8.7% of net assets.